Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash dividends, per share	$ 0.13	$ 0.03
Treasury shares purchased		18,637
ESOP shares	22,486	11,930
Stock offering expense	$ 1,267
Stock offering, shares	3,384,611
Purchase of ESOP shares	270,768
Unearned ESOP Shares
ESOP shares	22,486	11,930
Purchase of ESOP shares	270,768
Common Stock
Stock offering expense	1,267
Stock offering, shares	3,384,611
Additional Paid-In Capital
ESOP shares	22,486	11,930
Stock offering expense	$ 1,267
Stock offering, shares	3,384,611
Retained Earnings
Cash dividends, per share	$ 0.13	$ 0.03
Treasury Stock
Treasury shares purchased		18,637